Related parties - Bank (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Net loans	SFr 7,258	SFr 5,305
Other assets	665	508
Total assets	7,923	5,813
Liabilities
Due to banks/customer deposits	1,268	1,338
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108	0
Short-term borrowings	485	493
Long-term debt	32,764	23,456
Other liabilities	1,401	1,122
Total liabilities	36,026	26,409
Related party revenues and expenses
Interest and dividend income	(5)	10	SFr 2
Interest expense	(1,307)	(924)	(574)
Net interest income	(1,312)	(914)	(572)
Commissions and fees	80	87	46
Other revenues	104	72	67
Net revenues	(1,128)	(755)	(459)
Total operating expenses	1,867	1,642	SFr 1,044
Related party guarantees
Guarantees	5	5
Credit guarantees and similar instruments
Related party guarantees
Guarantees	SFr 5	SFr 5